Related Party Transactions (Details) € in Thousands	1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 11, 2025 USD ($)	Jul. 11, 2025 EUR (€)	Mar. 21, 2025 USD ($)
Related Party Transactions [Line Items]
Other income			$ 0	$ 34,000	$ 0		$ 96,000	$ 129,170	$ 38,941
Loan amount								216,212
Quotaholders advanced								106,780
Repayment of related party								216,212
2024 Loan Agreement [Member]
Related Party Transactions [Line Items]
Quotaholders advanced								107,000
Interest free loan agreement								216,000
2025 Loan Agreement [Member]
Related Party Transactions [Line Items]
Loan amount												$ 221,000
Quotaholders advanced					325,000
Lease Agreement [Member]
Related Party Transactions [Line Items]
Rent					12,000	€ 11
Monthly fees					$ 1,000	€ 1
Percentage of lease fee					75.00%	75.00%
Rent expenses			$ 3,000		$ 7,000
Engineering Services Agreement [Member]
Related Party Transactions [Line Items]
Technical service expenses										$ 215,000	€ 184
Initial one-time payment (in Euro) | €		€ 131
FPoliSolutions LLC Agreement [Member]
Related Party Transactions [Line Items]
Techno economic analysis expenses	$ 90,000
Related Party [Member]
Related Party Transactions [Line Items]
Due from related parties								$ 0	$ 8,830